Provisions for impairment charges - Write-offs and recoveries (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Financial assets
Write-offs	$ (1,127)	$ (1,656)	$ (1,189)	$ (1,238)	$ (1,408)
Recoveries	179	168	137	131	106
Net write-offs and recoveries	(948)	(1,488)	(1,052)	(1,107)	(1,302)
Australia
Financial assets
Write-offs	(1,058)	(1,602)	(1,119)	(1,110)	(1,209)
Recoveries	155	149	131	113	92
New Zealand
Financial assets
Write-offs	(69)	(53)	(67)	(110)	(168)
Recoveries	24	19	6	18	14
Other Overseas
Financial assets
Write-offs		(1)	(3)	(18)	(31)
Accommodation, cafes and restaurants | Australia
Financial assets
Write-offs	(14)	(38)	(17)	(40)	(26)
Recoveries	1	3
Accommodation, cafes and restaurants | New Zealand
Financial assets
Write-offs					(2)
Agriculture, forestry and fishing | Australia
Financial assets
Write-offs	(12)	(10)	(12)	(36)	(60)
Agriculture, forestry and fishing | New Zealand
Financial assets
Write-offs			(1)	(3)	(10)
Construction | Australia
Financial assets
Write-offs	(23)	(30)	(20)	(40)	(37)
Recoveries	1	2	1	4	2
Construction | New Zealand
Financial assets
Write-offs	(1)	(1)	(1)		(5)
Finance and insurance | Australia
Financial assets
Write-offs	(4)	(6)	(13)	(12)	(10)
Recoveries	1	1	34	8	8
Finance and insurance | New Zealand
Financial assets
Write-offs					(10)
Manufacturing | Australia
Financial assets
Write-offs	(12)	(105)	(21)	(20)	(85)
Recoveries		2	1	3	3
Manufacturing | New Zealand
Financial assets
Write-offs				(1)	(1)
Mining | Australia
Financial assets
Write-offs	(14)	(46)	(18)	(17)	(4)
Recoveries	1	1
Mining | New Zealand
Financial assets
Write-offs				(28)	(10)
Property | Australia
Financial assets
Write-offs	(39)	(76)	(44)	(104)	(182)
Recoveries	7	10	3	15	12
Property | New Zealand
Financial assets
Write-offs	(13)	(2)	(10)	(18)	(41)
Property services and business services | Australia
Financial assets
Write-offs	(44)	(203)	(43)	(70)	(50)
Recoveries	1	3	2	2
Property services and business services | New Zealand
Financial assets
Write-offs			(2)
Services | Australia
Financial assets
Write-offs	(24)	(97)	(36)	(18)	(22)
Recoveries	1		2	1
Services | New Zealand
Financial assets
Write-offs	(1)			(1)	(37)
Trade | Australia
Financial assets
Write-offs	(56)	(59)	(30)	(56)	(70)
Recoveries	2	3	1	1	1
Trade | New Zealand
Financial assets
Write-offs	(1)	(1)	(1)	(4)	(3)
Transport and storage | Australia
Financial assets
Write-offs	(17)	(17)	(48)	(24)	(43)
Recoveries	1	1	1
Utilities | Australia
Financial assets
Write-offs	(1)		(1)	(2)	(3)
Recoveries					2
Retail lending | Australia
Financial assets
Write-offs	(793)	(898)	(803)	(658)	(603)
Recoveries	139	118	84	78	62
Retail lending | New Zealand
Financial assets
Write-offs	(53)	(49)	(51)	(55)	(49)
Other | Australia
Financial assets
Write-offs	(5)	(17)	(13)	(13)	(14)
Recoveries		5	2	1	2
Other | New Zealand
Financial assets
Write-offs			(1)
Individually assessed
Financial assets
Write-offs	(269)	(688)	(287)	(445)	(706)
Collectively assessed
Financial assets
Write-offs	$ (858)	$ (968)	$ (902)	$ (793)	$ (702)